SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Stock-Based Compensation
Gross excess tax benefits from stock-based compensation	$ 2